Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial instruments

20.	Financial instruments

Below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Group as of December 31, 2019 and 2018, as well as the indication of fair value hierarchy level, when applicable:

Accounting classification and fair values

As of December 31, 2019	Receivables, Payables, and Loans		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade receivables	Ps.	266,938	-
Other receivables		5,867	-
Total		272,805	-
Financial liabilities -
Debt		677,713	-
Accounts payable		529,348	-
Derivative financial instruments		32,309	32,309	2

Total		1,239,370	32,309

As of December 31, 2018	Receivables, Payables, and Loans		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade receivables	Ps.	198,776	-
Other receivables		536	-
Total		199,312	-
Financial liabilities -
Debt		653,479	-
Accounts payable		445,241	-
Derivative financial instruments		16,629	16,629	2

Total		1,115,349	16,629

Measurements of fair values

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

As previously disclosed, some of the Group's financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation technique(s) and inputs used).

Financial assets/ financial liabilities	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship and sensitivity of unobservable inputs to fair value
Foreign currency forward contracts and interest rate swaps (Note 18)	Discounted cash flows.
	Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.	N/A	N/A

There were no transfers between Level 1 and 2 during the current or prior year.

Fair value of debt that is not measured at fair value (but fair value disclosures are required)

The fair value of debt, which is subsequently measured at amortized cost using the effective interest method, amounted Ps. 679,188 and was classified as Level 2. Fair value was calculated using the discounted cash flow method and the Mexican risk-free rate (TIIE), adjusted by credit risk, was used for discounting future cash flows.

Financial risk management

The Group's Treasury function provides services to the business, coordinates access to domestic and international financial markets, monitors and manages the financial risks relating to the operations of the Group through internal risk reports which analyses exposures by degree and magnitude of risks. These risks include market risk (including currency risk, interest rate risk, and price risk), credit risk, liquidity risk.

The Group seeks to minimize the effects of these risks by using derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by the Group's policies approved by the board of directors, which provide written principles on foreign exchange risk, interest rate risk, credit risk, the use of financial derivatives and non-derivative financial instruments, and the investment of excess liquidity. Compliance with policies and exposure limits is reviewed by the internal auditors on a continuous basis. The Group does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Market risk

The Group's activities expose it primarily to the financial risks of changes in exchange rates and interest rates (see below). The Group enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign currency risk, including:

●	In order to reduce the risks related to fluctuations in the exchange rate of foreign currency, the Group uses derivative financial instruments such as forwards to adjust exposures resulting from foreign exchange currency.

●	Additionally, the Group occasionally uses interest rate swaps to adjust its exposure to the variability of the interest rates or to reduce their financing costs. The Group's practices vary from time to time depending on judgments about the level of risk, expectations of change in the movements of interest rates and the costs of using derivatives.

See Note 18 for disclosure of the derivatives derivative financial instruments entered into as of and for the year ended December 31, 2019 and 2018.

Exchange risk management

The Group undertakes transactions denominated in foreign currencies, mainly U.S. dollars; consequently, exposures to exchange rate fluctuations arise. Exchange rate exposures are managed within approved policy parameters utilizing forward foreign exchange contracts.

The carrying amounts of the Group's U.S. dollars denominated financial assets and financial liabilities at the reporting date are as follows:

	2019		2018

Assets	US$	1,331	1,294
Liabilities		(16,095)	(12,075)

Net position	US$	(14,764)	(10,781)
Closing exchange rate of the year		18.8452	19.6566

Exchange rate sensitivity analysis

The Group is mainly exposed to variations in the Mexican Peso / the U.S. Dollar exchange rate. For sensitivity analysis purposes, the Group has determined a 10 percent increase and decrease in Ps. currency units against the U.S. dollar ("relevant currency"). 10 percent is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management's assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated financial assets/liabilities and adjusts their translation at the year-end for a 10 percent change in foreign currency rates. A positive number below indicates an increase in profit where currency units strengthen 10 percent against the relevant currency. For a 10 percent weakening of currency units against the relevant currency, there would be a comparable impact on the profit, and the balances below would be negative.

2019

Profit	Ps.	27,823

Foreign exchange forward contracts

It is the policy of the Group to enter into foreign exchange forward contracts to manage the foreign currency risk associated with anticipated purchase transactions up to 6 months. Basis adjustments are made to the initial carrying amounts of inventories when the anticipated purchases take place.

See Note 18 with details on foreign currency forward contracts outstanding at the end of the reporting period. Foreign currency forward contract liabilities are presented in the line 'Derivative financial instruments' within the combined statement of financial position.

The Group has entered into contracts to purchase raw materials from suppliers in China, with such purchases denominated in U.S. dollars. The Group has entered into foreign exchange forward contracts to hedge the exchange rate risk arising from these anticipated future purchases.

Interest rate risk management

The Group is exposed to interest rate risk because the Group borrows funds at variable interest rates. The risk is managed by the Group by maintaining an appropriate balance between fixed and variable rate borrowings, and by the use of interest rate swap contracts. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite; ensuring the most cost-effective hedging strategies are applied.

The Group's exposures to interest rates on financial assets and financial liabilities are detailed in the liquidity risk management section of this note.

Interest rate sensitivity analysis

The sensitivity analyses below have been determined based on the exposure to interest rates at the reporting date. For floating rate liabilities, the analysis is prepared assuming the amount of the liability outstanding at the reporting date was outstanding during the year. A one per cent increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management's assessment of the reasonably possible change in interest rates.

If interest rates had been one per cent higher/lower and all other variables were held constant, the Group's profit for the year ended December 31, 2019 would decrease/increase by Ps. 1,352. This is attributable to the Group's exposure to interest rates on its variable rate borrowing as described in Note 15.

Interest rate swap contracts

Under interest rate swap contracts, the Group agrees to exchange the difference between fixed and variable rate interest amounts calculated on agreed notional principal amounts. Such contracts enable the Group to mitigate the risk of changing interest rates on the cash flow exposures on the issued variable rate debt held. The fair value of interest rate swaps at the reporting date is determined by discounting the future cash flows using the curves at the reporting date and the credit risk inherent in the contract, and is disclosed in Note 18. The average interest rate is based on the outstanding balances at the end of the financial year.

Credit risk management

The Group's exposure to credit risk is not significant as no customer represents more than 10% of combined sales and receivables. The concentration of credit risk is limited due to the fact that the customer base is large and unrelated, spread across diverse geographical areas. Credit policy has been implemented for each customer establishing purchase limits. Customers who do not satisfy the credit references set out by the Group, can only carry out transactions with the Group through prepayment.

See Note 6 for further details on Trade Receivables and allowance for doubtful accounts.

Collateral held as security and other credit enhancements

The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

Overview of the Group's exposure to credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. As of 31 December 2019, the Group's maximum exposure to credit risk without taking into account any collateral held or other credit enhancements, which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties and financial guarantees provided by the Group, arises from the carrying amount of the respective recognized financial assets as stated in the combined statement of financial position.

For trade receivables, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status in terms of the provision matrix. Note 6, includes further details on the loss allowance for these assets respectively.

Liquidity risk management

The ultimate responsibility for liquidity risk management rests with the board of directors, which has established an appropriate liquidity risk management framework for management of the Group's short, medium and long-term funding and liquidity management requirements. The Group manages liquidity risk by maintaining adequate reserves, banking facilities, and reserve borrowing facilities, by continuously monitoring the forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. Details of additional undrawn facilities that the Group has at its disposal to further reduce liquidity risk are set out below.

Liquidity maturity analysis

The Group manages its liquidity risk by maintaining adequate reserves of cash and bank credit lines available and consistently monitoring its projected and actual cash flows. The maturity analysis of lease liabilities is presented in Note 13 and long-term debt maturities are presented in Note 15.

The Group has access to financing facilities as described below, of which Ps. 260,500 were unused at the reporting date. The Group expects to meet its other obligations from operating cash flows and proceeds of maturing financial assets.

Bank credit lines	December 31, 2019		December 31, 2018

Amount used	Ps.	656,459	650,000
Amount not used		260,500	350,000

Total credit lines	Ps.	916,959	1,000,000

The following tables detail the Group's remaining contractual maturity for its financial liabilities with agreed repayment periods. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.

As of December 31, 2019	Less than 1 year		Over 1 year and less than 5 years	Over 5 years	Total

Accounts payable to suppliers	Ps.	529,348	-	-	529,348
Derivative financial instruments		15,555	16,754	-	32,309
Long-term debt		137,163	484,903	49,393	671,459

	Ps.	682,066	501,657	49,393	1,233,116

As of December 31, 2018	Less than 1 year		Over 1 year and less than 5 years	Over 5 years	Total

Accounts payable to suppliers	Ps.	445,241	-	-	445,241
Derivative financial instruments		8,509	8,120	-	16,629
Long-term debt		78,750	536,073	25,208	640,031

	Ps.	532,500	544,193	25,208	1,101,901

Capital risk management

The Group manages its capital to ensure it will be able to continue as a going concern, while it maximizes returns for its shareholders through the optimization of its capital structure. The Group's management reviews the capital structure when presenting its financial projections to the Board of Directors and stockholders as part of the annual business plan. When performing its review, the Board of Directors considers the cost of equity and its associated risks.

The capital structure of the Group consists of net debt (borrowings disclosed in Note 15 after deducting cash and bank balances) and net parent investment of the Group (comprising issued capital, other comprehensive income and retained earnings).